Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
Goodwill and Other Intangible Assets
Goodwill
The carrying value of goodwill allocated to reporting units is as follows:

	December 31, 2012				December 31, 2011
	Gross	Accumulated Impairments	Business Dispositions [1]	Carrying Value	Gross	Accumulated Impairments	Discontinued Operations [2]	Carrying Value
Property & Casualty Commercial	$30	$(30)	$—	$—	$30	$(30)	$—	$—
Consumer Markets	119	—	—	119	119	—	—	119
Mutual Funds [4]	159	—	(10)	149	159	—	—	159
Talcott Resolution:
Individual Life [4]	224	—	(224)	—	224	—	—	224
Retirement Plans [4]	87	—	—	87	87	—	—	87
Total Talcott Resolution	311	—	(224)	87	311	—	—	311
Corporate [3][4]	772	(355)	(118)	299	787	(355)	(15)	417
Total	$1,391	$(385)	$(352)	$654	$1,406	$(385)	$(15)	$1,006

[1]	Represents goodwill written off in connection with the sales of WFS and Individual Life.

[2]	Represents goodwill written off related to Federal Trust Corporation; see Note 20 - Discontinued Operations for further information.

[3]
Carrying value as of December 31, 2012 includes $138, $92 and $69, respectively, for the Group Benefits, Mutual Funds and Retirement Plans reporting units. Carrying value as of December 31, 2011 includes $138, $92, $118 and $69, respectively, for the Group Benefits, Mutual Funds, Individual Life and Retirement Plans reporting units.

[4]	For further information, see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements.

Year ended December 31, 2012
During the first quarter of 2012, the Company determined that a triggering event requiring an impairment assessment had occurred as a result of its decision to pursue sales or other strategic alternatives for the Individual Life and Retirement Plans reporting units.
The Company completed interim impairment tests during each of the first three quarters of 2012 for the Retirement Plans reporting unit which resulted in no impairment of goodwill. The annual goodwill assessment for Retirement Plans was completed as of October 31, 2012 and an additional impairment test was completed as of December 31, 2012 as a result of the anticipated sale of this business unit. No write-down of goodwill resulted for the year ended December 31, 2012. Retirement Plans passed step one of the goodwill impairment tests with a margin of less than 10% between fair value and book value of the reporting unit as of both dates. The fair value of the Retirement Plans reporting unit as of October 31, 2012 and December 31, 2012 was based on a negotiated transaction price.
The Company completed interim impairment tests during each of the first three quarters of 2012 for the Individual Life reporting unit which resulted in no impairment of goodwill in the first and second quarters of 2012. In the third quarter of 2012, the Individual Life reporting unit failed the goodwill impairment test as the carrying amount of the Individual Life reporting unit's goodwill exceeded the implied goodwill value. Accordingly, an impairment loss of $342 was recognized, representing the carrying value of the reporting unit's goodwill. The goodwill impairment loss is included in reinsurance loss on disposition in the Company's Consolidated Statements of Operations. The fair value of the Individual Life reporting unit as of September 30, 2012 was based on a negotiated transaction price.
The annual goodwill assessment for the Mutual Funds and Consumer Markets reporting units and the Group Benefits reporting unit within Corporate was completed as of October 31, 2012, which resulted in no write-downs of goodwill for the year ended December 31, 2012. The reporting units passed the first step of their annual impairment test with a significant margin with the exception of the Group Benefits reporting unit. Group Benefits passed the first step of its annual impairment test with less than a 10% margin. The fair value of the Group Benefits reporting unit is based on discounted cash flows using earnings projections on in force business and future business growth. There could be a positive or negative impact on the result of step one in future periods if assumptions change about the level of economic capital, future business growth, earnings projections or the weighted average cost of capital.
Year ended December 31, 2011
During the second quarter of 2011, the Company wrote off the remaining $15 of goodwill associated with the Federal Trust Corporation (“FTC”) reporting unit within Corporate due to the announced divestiture of FTC. The write-off of the FTC reporting unit goodwill was recorded as a loss on disposal within discontinued operations.
The Consumer Markets reporting unit completed its annual goodwill assessment on October 1, 2011 and again on October 31, 2011, which resulted in no impairment of goodwill. In both tests, the Consumer Markets reporting unit passed the first step of the annual impairment tests with a significant margin. The annual goodwill assessment for the Property & Casualty Commercial reporting unit that was performed on October 1, 2011 resulted in a write-down of goodwill of $30, pre-tax leaving no remaining goodwill. The results of the discounted cash flow calculations indicated that the fair value of the reporting unit was less than the carrying value; this was due primarily to a decrease in future expected underwriting cash flows. The decrease in future expected underwriting cash flows is driven by an expected reduction in written premium in the short term as the Company maintains pricing discipline in a downward market cycle, while retaining long term capabilities for future opportunities.
The Company completed its annual goodwill assessment for Mutual Funds, Individual Life, Retirement Plans and Group Benefits, including the goodwill within Corporate, on January 1, 2011 and October 31, 2011, which resulted in no impairment of goodwill. In both tests, the reporting units passed the first step of their annual impairment tests with a significant margin with the exception of the Individual Life reporting unit at the January 1, 2011 test. The Individual Life reporting unit had a margin of less than 10% between fair value and book value on January 1, 2011. As of the October 31, 2011 impairment test, the Individual Life reporting unit had a fair value in excess of book value of approximately 15%, a modest improvement from January 1, 2011 results due to improving cost of capital.
Year ended December 31, 2010
The annual goodwill assessment for the reporting units within Property & Casualty Commercial and Consumer Markets was completed on October 1, 2010, which resulted in no write-downs of goodwill for the year ended December 31, 2010.
The Company completed its annual goodwill assessment for Mutual Funds, Individual Life, Retirement Plans and Group Benefits, including the goodwill within Corporate, on January 1, 2010, which resulted in no write-downs of goodwill in 2010. The reporting units passed the first step of their annual impairment tests with a significant margin with the exception of the Retirement Plans and Individual Life reporting units.
The Retirement Plans reporting unit passed with a margin of less than 10% between fair value and book value. The fair value is based on discounted cash flows using earnings projections on in force business and future business growth.
The Individual Life reporting unit completed the second step of the annual goodwill impairment test resulting in an implied goodwill value that was in excess of its carrying value. Even though the fair value of the reporting unit was lower than its carrying value, the implied level of goodwill in Individual Life exceeded the carrying amount of goodwill. In the hypothetical purchase accounting required by the step two of the goodwill impairment test, the implied present value of future profits was substantially lower than that of the DAC asset removed in purchase accounting. A higher discount rate was used for calculating the present value of future profits as compared to that used for calculating the present value of estimated gross profits for DAC. As a result, in the hypothetical purchase accounting, implied goodwill exceeded the carrying amount of goodwill.
The Company completed its annual goodwill assessment for the FTC reporting unit within Corporate on June 30, 2010. Downward pressure on valuations in general and depressed prices in the banking sector in particular resulted in very few unassisted bank deals taking place. Thus, the Company’s annual assessment resulted in an impairment charge of $153, pre-tax which is recorded in discontinued operations.
Other Intangible Assets
Activity in acquired intangible assets that are subject to amortization is as follows:

	For the years ended December 31,
	2012	2011	2010
Gross carrying amount, beginning of period	$89	$89	$90
Accumulated net amortization	34	25	18
Net carrying amount, beginning of period	55	64	72
Acquisition of business	—	—	(1)
Amortization, net of the accretion of interest	(6)	(9)	(7)
Net carrying amount, end of period [1]	49	55	64
Accumulated net amortization	40	34	25
Gross carrying amount, end of period	$89	$89	$89
[1] Includes $11 for the Retirement Plans reporting unit. For further information, see Note 2 - Business Dispositions of the Notes to Consolidated
Financial Statements.
For the years ended December 31, 2012, 2011 and 2010, the Company did not capitalize any costs to extend or renew the term of a recognized intangible asset. As of December 31, 2012, the weighted average amortization period was 13 years for total acquired intangible assets. Net amortization expense for other intangibles is expected to be approximately $6 in each of the succeeding five years.
Net amortization expense for other intangible assets is included in other insurance operating and other expenses in the Consolidated Statement of Operations. Acquired intangible assets primarily consist of distribution agreements and servicing intangibles, and are included in other assets in the Consolidated Balance Sheets. With the exception of goodwill, the Company has no intangible assets with indefinite useful lives. For a discussion of present value of future profits that continue to be subject to amortization and aggregate amortization expense, see Note 8.